Additional Information on Operating Expenses By Nature - Summary of Depreciation, Amortization and Impairment Charges (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	$ (3,882)	$ (3,875)	$ (3,843)
Amortization and impairment of intangible assets and goodwill	(1,029)	(893)	(774)
Depreciation and impairment of right-of-use assets	(740)	(776)	(795)
Cost of sales [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	(2,949)	(3,105)	(3,095)
Amortization and impairment of intangible assets and goodwill	(106)	(82)	(75)
Depreciation and impairment of right-of-use assets	(26)	(32)	(33)
Distribution expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	(121)	(135)	(139)
Amortization and impairment of intangible assets and goodwill	(4)	(2)	(13)
Depreciation and impairment of right-of-use assets	(333)	(336)	(351)
Sales and marketing expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	(256)	(271)	(291)
Amortization and impairment of intangible assets and goodwill	(480)	(379)	(260)
Depreciation and impairment of right-of-use assets	(266)	(276)	(274)
Administrative expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	(288)	(315)	(318)
Amortization and impairment of intangible assets and goodwill	(424)	(421)	(401)
Depreciation and impairment of right-of-use assets	(114)	(132)	(137)
Other operating expenses [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	0	0	0
Amortization and impairment of intangible assets and goodwill	0	(9)	(1)
Depreciation and impairment of right-of-use assets	0	0	0
Exceptional Items [member]
Additional Information On Operating Expenses By Nature [Line Items]
Depreciation and impairment of property, plant and equipment	(267)	(49)	0
Amortization and impairment of intangible assets and goodwill	(15)	0	(25)
Depreciation and impairment of right-of-use assets	$ 0	$ 0	$ 0

[1]	Amended to conform the 2025 presentation.